Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

Convertible promissory note – related party

On September 6, 2019, CHR issued the Sponsor an unsecured promissory note in a principal amount of up to $1,100 (the “Sponsor Note”) for working capital loans made or to be made by the Sponsor, pursuant to which $350 of previously provided advances were converted into loans under the Sponsor Note. The Note bore no interest and was due on the earlier of (i) the consummation of a Business Combination or (ii) the liquidation of CHR. Up to $1,000 of the loans under the Sponsor Note could be converted into warrants, each warrant entitling the holders to receive one half of one ordinary share, at $0.50 per warrant. In September and October 2019, CHR received an additional $750 under the Sponsor Note, bringing the total outstanding balance due under the Sponsor Note as of December 31, 2019 to an aggregate of $1,100.

On February 14, 2020, CHR entered into an amended and restated promissory note with the Sponsor (the “Amended Sponsor Note”) to extend the maturity date from the closing of the Business Combination to a date that is one year from the closing of the Business Combination. In addition, under the Amended Sponsor Note, TKK granted the Sponsor the right to convert the current outstanding balance of $1,400 under the Amended Sponsor Note to CHR’ ordinary shares at the conversion price equal to the volume-weighted average price of CHR’ ordinary shares on Nasdaq or such other securities exchange or securities market on which CHR’ ordinary shares are then listed or quoted, for the ten trading days prior to such conversion date; provided, however, the conversion price shall not be less than $5.00. On February 14, 2021, which is the maturity date of the Amended Sponsor Note, the Amended Sponsor Note automatically converted into 280,000 of CHR’ ordinary shares at a conversion price of $5.00 per share.

Other than the above, the Company did not enter into related party arrangements with any related parties for the years ended December 31, 2023, 2022 and 2021. As of December 31, 2023 and 2022, the Company had no balances due from or due to related parties.